UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

414-516-1645

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Item 1. Reports to Stockholders.

(a)

LHA Market State Alpha Seeker ETF
MSVX (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the LHA Market State Alpha Seeker ETF for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.lhafunds.com/msvx. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LHA Market State Alpha Seeker ETF	$60	1.19%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$19,929,764
Number of Holdings	5
Portfolio Turnover	332%
30-Day SEC Yield	3.76%
30-Day SEC Yield Unsubsidized	3.76%
Visit https://www.lhafunds.com/msvx for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Security Type	(%)
Short-Term Investments	85.2%
Exchange Traded Funds	15.1%
Futures	0.1%
Cash & Other	-0.4%

Top Issuers	(%)
United States Treasury Bill	61.9%
-1x Short VIX Futures ETF	15.1%
First American Government Obligations Fund	11.6%
First American Treasury Obligations Fund	11.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.lhafunds.com/msvx.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Little Harbor Advisors, LLC documents not be householded, please contact Little Harbor Advisors, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Little Harbor Advisors, LLC or your financial intermediary.
LHA Market State Alpha Seeker ETF	PAGE 1	TSR-SAR-26922A156

LHA Market State Tactical Beta ETF
MSTB (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the LHA Market State Tactical Beta ETF for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.lhafunds.com/mstb. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LHA Market State Tactical Beta ETF	$70	1.32%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$133,274,313
Number of Holdings	6
Portfolio Turnover	0%
30-Day SEC Yield	0.94%
30-Day SEC Yield Unsubsidized	0.94%
Visit https://www.lhafunds.com/mstb for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Security Type	(%)
Exchange Traded Funds	84.4%
Short-Term Investments	15.5%
Futures	0.1%

Top Issuers	(%)
SPDR S&P 500 ETF Trust	84.4%
United States Treasury Bill	13.4%
First American Government Obligations Fund	1.1%
First American Treasury Obligations Fund	1.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.lhafunds.com/mstb.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Little Harbor Advisors, LLC documents not be householded, please contact Little Harbor Advisors, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Little Harbor Advisors, LLC or your financial intermediary.
LHA Market State Tactical Beta ETF	PAGE 1	TSR_SAR_26922B105

LHA Market State Tactical Q ETF
MSTQ (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the LHA Market State Tactical Q ETF for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.lhafunds.com/mstq. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LHA Market State Tactical Q ETF	$76	1.43%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$16,243,729
Number of Holdings	6
Portfolio Turnover	0%
30-Day SEC Yield	1.73%
30-Day SEC Yield Unsubsidized	1.73%
Visit https://www.lhafunds.com/mstq for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Security Type	(%)
Exchange Traded Funds	51.5%
Short-Term Investments	49.0%
Futures	-0.1%
Cash & Other	-0.4%

Top Issuers	(%)
Invesco QQQ Trust Series 1	51.5%
United States Treasury Bill	31.1%
First American Treasury Obligations Fund	8.9%
First American Government Obligations Fund	8.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.lhafunds.com/mstq.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Little Harbor Advisors, LLC documents not be householded, please contact Little Harbor Advisors, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Little Harbor Advisors, LLC or your financial intermediary.
LHA Market State Tactical Q ETF	PAGE 1	TSR_SAR_26922B733

LHA Risk-Managed Income ETF
RMIF (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the LHA Risk-Managed Income ETF for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.lhafunds.com/rmif. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LHA Risk-Managed Income ETF	$55	1.10%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$31,235,837
Number of Holdings	7
Portfolio Turnover	0%
30-Day SEC Yield	6.94%
30-Day SEC Yield Unsubsidized	6.94%
Visit https://www.lhafunds.com/rmif for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Security Type	(%)
Exchange Traded Funds	99.0%
Short-Term Investments	1.1%
Cash & Other	-0.1%

Top Issuers	(%)
Invesco Senior Loan ETF	20.4%
SPDR Blackstone Senior Loan ETF	20.4%
SPDR Bloomberg Short Term High Yield Bond ETF	20.0%
First Trust Senior Loan ETF	19.4%
iShares 0-5 Year High Yield Corporate Bond ETF	18.8%
First American Treasury Obligations Fund	0.5%
First American Government Obligations Fund	0.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.lhafunds.com/rmif.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Little Harbor Advisors, LLC documents not be householded, please contact Little Harbor Advisors, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Little Harbor Advisors, LLC or your financial intermediary.
LHA Risk-Managed Income ETF	PAGE 1	TSR_SAR_26922B543

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

LHA Market StateTM Alpha Seeker ETF (Ticker: MSVX)
LHA Market StateTM Tactical Beta ETF (Ticker: MSTB)
LHA Market StateTM Tactical Q ETF (Ticker: MSTQ)
LHA Risk-Managed Income ETF (Ticker: RMIF)
Core Financial Statements
June 30, 2024 (Unaudited)

LHA Market StateTM Alpha Seeker ETF
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 15.1%(a)
Domestic Equity - 15.1%
-1x Short VIX Futures ETF(b)	62,985	$3,002,495
TOTAL EXCHANGE TRADED FUNDS (Cost $2,957,353)		3,002,495
SHORT-TERM INVESTMENTS - 85.2%
Money Market Funds - 23.3%
First American Government Obligations Fund - Class X, 5.23%(c)	2,322,941	2,322,941
First American Treasury Obligations Fund - Class X, 5.21%(c)	2,322,941	2,322,941
		4,645,882
	Par
U.S. Treasury Bills - 61.9%
4.94%, 02/20/2025(d)(e)	$12,750,000	12,339,355
TOTAL SHORT-TERM INVESTMENTS (Cost $17,006,370)		16,985,237
TOTAL INVESTMENTS - 100.3% (Cost $19,963,723)		$19,987,732
Liabilities in Excess of Other Assets - (0.3)%		(57,968)
TOTAL NET ASSETS - 100.0%		$19,929,764

Percentages are stated as a percent of net assets.
(a)
The risks of investing in investment companies, such as the underlying ETFs, typically reflect the risks of the types of investments in which the investment companies invest. See Note 8 in Notes to Financial Statements.

(b)	Non-income producing security.
(c)	Zero coupon bond, the rate shown represents the 7-day effective yield as of June 30, 2024.
(d)	The rate shown is the effective yield as of June 30, 2024.
(e)
All or a portion of this security is held as collateral for written options and futures contracts. At June 30, 2024, the total value of this securities held as collateral amounted to $12,339,355 or 61.9% of net assets.

The accompanying notes are an integral part of these financial statements.

1

LHA Market StateTM Alpha Seeker ETF
Schedule of Futures Contracts
as of June 30, 2024 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional	Value/Unrealized Appreciation (Depreciation)
S&P 500 Index	30	09/20/2024	$8,282,250	$ 28,327
Total Unrealized Appreciation (Depreciation)				$28,327

The accompanying notes are an integral part of these financial statements.

2

LHA Market StateTM Tactical Beta ETF
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 84.4%(a)
Domestic Equity - 84.4%
SPDR S&P 500 ETF Trust(b)(e)	206,761	$112,523,471
TOTAL EXCHANGE TRADED FUNDS (Cost $94,982,586)		112,523,471
SHORT-TERM INVESTMENTS - 15.5%
Money Market Funds - 2.1%
First American Government Obligations Fund - Class X, 5.23%(c)	1,424,039	1,424,039
First American Treasury Obligations Fund - Class X, 5.21%(c)	1,424,039	1,424,039
		2,848,078
	Par
U.S. Treasury Bills - 13.4%
4.59%, 01/23/2025(d)(e)	$18,046,000	17,539,753
4.94%, 02/20/2025(d)(e)	250,000	241,948
		17,781,701
TOTAL SHORT-TERM INVESTMENTS (Cost $20,683,116)		20,629,779
TOTAL INVESTMENTS - 99.9% (Cost $115,665,702)		$133,153,250
Other Assets in Excess of Liabilities - 0.1%		121,063
TOTAL NET ASSETS - 100.0%		$133,274,313

Percentages are stated as a percent of net assets.
(a)
The risks of investing in investment companies, such as the underlying ETFs, typically reflect the risks of the types of investments in which the investment companies invest. See Note 8 in Notes to Financial Statements.

(b)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c)	The rate shown represents the 7-day effective yield as of June 30, 2024.
(d)	Zero coupon bond, the rate shown is the effective yield as of June 30, 2024.
(e)
All or a portion of this security is held as collateral for written options and futures. At June 30, 2024, the total value of securities held as collateral amounted to $128,271,422 or 96.2% of net assets.

The accompanying notes are an integral part of these financial statements.

3

LHA Market StateTM Tactical Beta ETF
Schedule of Futures Contracts
as of June 30, 2024 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional	Value/Unrealized Appreciation (Depreciation)
S&P 500 Index	101	09/20/2024	$27,883,575	$ 93,906
Total Unrealized Appreciation (Depreciation)				$93,906

The accompanying notes are an integral part of these financial statements.

4

LHA Market StateTM Tactical Q ETF
Schedule of Investments
June 30, 2024 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 51.5%(a)
Domestic Equity - 51.5%
Invesco QQQ Trust Series 1(b)(e)	17,471	$8,370,531
TOTAL EXCHANGE TRADED FUNDS
(Cost $6,504,979)		8,370,531
SHORT-TERM INVESTMENTS - 49.0%
Money Market Funds - 17.9%
First American Government Obligations Fund - Class X, 5.23%(c)	1,453,140	1,453,140
First American Treasury Obligations Fund - Class X, 5.21%(c)	1,453,140	1,453,140
		2,906,280
	Par
U.S. Treasury Bills - 31.1%
4.75%, 01/23/2025(d)(e)	$2,092,000	2,033,313
5.11%, 05/15/2025(d)(e)	3,158,000	3,021,800
		5,055,113
TOTAL SHORT-TERM INVESTMENTS
(Cost $7,967,379)		7,961,393
TOTAL INVESTMENTS - 100.5% (Cost $14,472,358)		$16,331,924
Liabilities in Excess of Other Assets - (0.5)%		(88,195)
TOTAL NET ASSETS - 100.0%		$16,243,729

Percentages are stated as a percent of net assets.
(a)
The risks of investing in investment companies, such as the underlying ETFs, typically reflect the risks of the types of investments in which the investment companies invest. See Note 8 in Notes to Financial Statements.

(b)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c)	The rate shown represents the 7-day effective yield as of June 30, 2024.
(d)	Zero coupon bond, the rate shown is the effective yield as of June 30, 2024.
(e)
All or a portion of this security is held as collateral for written options and futures. At June 30, 2024, the total value of securities held as collateral amounted to $6,243,729 or 39.0% of net assets.

The accompanying notes are an integral part of these financial statements.

5

LHA Market StateTM Tactical Q ETF
Schedule of Futures Contracts
June 30, 2024 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional	Value/Unrealized Appreciation (Depreciation)
Nasdaq 100 Index	22	09/20/2024	$8,767,990	$ (9,721)
Total Unrealized Appreciation (Depreciation)				$(9,721)

The accompanying notes are an integral part of these financial statements.

6

LHA Risk-Managed Income ETF
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 99.0%(a)
First Trust Senior Loan ETF	132,551	$6,058,906
Invesco Senior Loan ETF	303,250	6,380,380
iShares 0-5 Year High Yield Corporate Bond ETF	139,393	5,882,385
SPDR Blackstone Senior Loan ETF	152,100	6,357,780
SPDR Bloomberg Short Term High Yield Bond ETF	250,589	6,257,208
TOTAL EXCHANGE TRADED FUNDS
(Cost $30,782,815)		30,936,659
SHORT-TERM INVESTMENTS - 1.1%
Money Market Funds - 1.1%
First American Government Obligations Fund - Class X, 5.23%(b)	162,951	162,951
First American Treasury Obligations Fund - Class X, 5.21%(b)	162,951	162,951
TOTAL SHORT-TERM INVESTMENTS (Cost $325,902)		325,902
TOTAL INVESTMENTS - 100.1% (Cost $31,108,717)		$31,262,561
Liabilities in Excess of Other Assets - (0.1)%		(26,724)
TOTAL NET ASSETS - 100.0%		$31,235,837

Percentages are stated as a percent of net assets.
(a)
The risks of investing in investment companies, such as the underlying ETFs, typically reflect the risks of the types of investments in which the investment companies invest. See Note 8 in Notes to Financial Statements.

(b)	The rate shown represents the 7-day effective yield as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

7

Statements of Assets and Liabilities
June 30, 2024 (Unaudited)

	LHA Market StateTM Alpha Seeker ETF	LHA Market StateTM Tactical Beta ETF	LHA Market StateTM Tactical Q ETF	LHA Risk- Managed Income ETF
ASSETS:
Investments, at value	$19,987,732	$133,153,250	$16,331,924	$31,262,561
Dividends and interest receivable	24,823	376,408	24,334	1,550
Receivable for investments sold	16,083	—	—	—
Unrealized appreciation on open futures contracts	28,327	93,906	—	—
Total assets	20,056,965	133,623,564	16,356,258	31,264,111
LIABILITIES:
Payable for investments purchased	37,291	—	—	—
Payable to broker for futures	70,826	209,236	86,168	—
Payable to adviser	17,900	119,581	14,100	28,274
Broker interest payable	1,184	20,434	2,540	—
Unrealized depreciation on open futures contracts	—	—	9,721	—
Total liabilities	127,201	349,251	112,529	28,274
NET ASSETS	$19,929,764	$133,274,313	$16,243,729	$31,235,837
Net Assets Consists of:
Paid-in capital	$22,649,831	$151,885,817	$13,696,503	$31,283,618
Total distributable earnings/(accumulated losses)	(2,720,067)	(18,611,504)	2,547,226	(47,781)
Total net assets	$19,929,764	$133,274,313	$16,243,729	$31,235,837
Net assets	$19,929,764	$133,274,313	$16,243,729	$31,235,837
Shares issued and outstanding(a)	825,000	4,100,000	500,000	1,250,000
Net asset value per share	$24.16	$32.51	$32.49	$24.99
Cost:
Investments, at cost	$19,963,723	$115,665,702	$14,472,358	$31,108,717

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

8

Statements of Operations
For the Period Ended June 30, 2024 (Unaudited)

	LHA Market StateTM Alpha Seeker ETF	LHA Market StateTM Tactical Beta ETF	LHA Market StateTM Tactical Q ETF	LHA Risk- Managed Income ETF
INVESTMENT INCOME:
Dividend income	$—	$687,523	$26,223	$1,106,407
Interest income	487,057	548,649	184,193	9,239
Total investment income	487,057	1,236,172	210,416	1,115,646
EXPENSES:
Investment advisory fee	123,179	695,580	75,530	173,084
Broker interest expense	10,508	136,459	22,836	—
Total expenses	133,687	832,039	98,366	173,084
Net investment income	353,370	404,133	112,050	942,562
REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain from:
Investments	(200,373)	(39,768)	—	—
In-kind redemptions	—	220,776	124,792	9,115
Written option contracts	70,627	194,663	579	—
Futures contracts	367,973	1,236,536	917,446	—
Net realized gain	238,227	1,612,207	1,042,817	9,115
Net change in unrealized appreciation/(depreciation) on:
Investments	(356,099)	13,826,845	921,997	(163,302)
Future contracts	28,327	(747,700)	(198,640)	—
Net change in unrealized appreciation/ (depreciation)	(327,772)	13,079,145	723,357	(163,302)
Net realized and unrealized gain/(loss)	(89,545)	14,691,352	1,766,174	(154,187)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$263,825	$15,095,485	$1,878,224	$788,375

The accompanying notes are an integral part of these financial statements.

9

Statements of Changes in Net Assets

	LHA Market StateTM Alpha Seeker ETF		LHA Market StateTM Tactical Beta ETF
	Period Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Period Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
OPERATIONS:
Net investment income	$353,370	$929,103	$404,133	$1,354,754
Net realized gain/(loss)	238,227	(2,327,888)	1,612,207	(8,720,129)
Net change in unrealized appreciation/(depreciation)	(327,772)	563,289	13,079,145	28,407,082
Net increase/(decrease) in net assets from operations	263,825	(835,496)	15,095,485	21,041,707
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	—	(939,276)	—	(200,169)
Total distributions to shareholders	—	(939,276)	—	(200,169)
CAPITAL TRANSACTIONS:
Subscriptions	594,493	2,390,357	3,905,780	—
Redemptions	(6,510,703)	(17,877,315)	(6,232,790)	(69,421,630)
ETF transaction fees (See Note 8)	1,421	4,041	1,116	10,112
Net decrease in net assets from capital transactions	(5,914,789)	(15,482,917)	(2,325,894)	(69,411,518)
Net increase (decrease) in net assets	(5,650,964)	(17,257,689)	12,769,591	(48,569,980)
NET ASSETS:
Beginning of the period	25,580,728	42,838,417	120,504,722	169,074,702
End of the period	$19,929,764	$25,580,728	$133,274,313	$120,504,722
SHARES TRANSACTIONS
Subscriptions	25,000	100,000	125,000	—
Redemptions	(275,000)	(750,000)	(200,000)	(2,650,000)
Total decrease in shares outstanding	(250,000)	(650,000)	(75,000)	(2,650,000)

The accompanying notes are an integral part of these financial statements.

10

Statements of Changes in Net Assets(Continued)

	LHA Market StateTM Tactical Q ETF		LHA Risk-Managed Income ETF
	Period Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Period Ended June 30, 2024 (Unaudited)	Period Ended December 31, 2023(a)
OPERATIONS:
Net investment income	$112,050	$96,269	$942,562	$1,169,117
Net realized gain/(loss)	1,042,817	570,146	9,115	(244,394)
Net change in unrealized appreciation/(depreciation)	723,357	1,437,313	(163,302)	317,146
Net increase in net assets from operations	1,878,224	2,103,728	788,375	1,241,869
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	—	(91,890)	(908,908)	(1,169,117)
Return of capital	—	—	—	(14,717)
Total distributions to shareholders	—	(91,890)	(908,908)	(1,183,834)
CAPITAL TRANSACTIONS:
Subscriptions	3,079,620	6,513,655	—	31,928,815
Redemptions	(734,803)	—	(630,480)	—
ETF transaction fees (See Note 8)	803	1,421	—	—
Net increase (decrease) in net assets from capital transactions	2,345,620	6,515,076	(630,480)	31,928,815
Net increase (decrease) in net assets	4,223,844	8,526,914	(751,013)	31,986,850
NET ASSETS:
Beginning of the period	12,019,885	3,492,971	31,986,850	—
End of the period	$16,243,729	$12,019,885	$31,235,837	$31,986,850
SHARES TRANSACTIONS
Subscriptions	100,000	250,000	—	1,275,000
Redemptions	(25,000)	—	(25,000)	—
Total increase in shares outstanding	75,000	250,000	(25,000)	1,275,000

(a)	Inception date of the Fund was June 8, 2023.
The accompanying notes are an integral part of these financial statements.

11

LHA Market StateTM Alpha Seeker ETF
Financial Highlights

	Period Ended June 30, 2024 (Unaudited)	Year Ended December 31,			Period Ended December 31, 2020(a)
		2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$23.80	$24.83	$25.02	$23.64	$25.00
INVESTMENT OPERATIONS:
Net investment income (loss)(b)(c)	0.37	0.67	0.10	(0.29)	(0.20)
Net realized and unrealized gain (loss) on investments(k)	(0.01)	(0.85)	(0.26)	1.76	(0.71)
Total from investment operations	0.36	(0.18)	(0.16)	1.47	(0.91)
LESS DISTRIBUTIONS FROM:
From net investment income	—	(0.85)	(0.03)	(0.09)	(0.46)
Total distributions	—	(0.85)	(0.03)	(0.09)	(0.46)
ETF transaction fees per share (See Note 8)	0.00(d)	0.00(d)	0.00(d)	0.00(d)	0.01
Net asset value, end of period	$24.16	$23.80	$24.83	$25.02	$23.64
Total return(e)	1.52%	−0.53%(i)	−0.70%	6.28%	−3.62%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$19,930	$25,581	$42,838	$27,526	$17,729
Ratio of expenses to average net assets(f)(g)(j)	1.19%	1.22%	1.13%	1.17%	1.42%
Ratio of net investment income (loss) to average net assets(c)(f)(g)	3.16%	2.79%	0.40%	−1.14%	−1.33%
Portfolio turnover rate(e)(h)	332%	2,790%	11,063%	3,520%	1,603%

(a)	Inception date of the Fund was May 13, 2020.
(b)	Net investment income per share has been calculated based on average shares outstanding during the year.
(c)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(h)	Portfolio turnover rate excludes in-kind transactions.
(i)
The return reflects the actual performance for the period and does not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

(j)	Includes broker interest expense of 0.09%, 0.12%, 0.03%, 0.07% and 0.32%, respectively.
(k)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

12

LHA Market StateTM Tactical Beta ETF
Financial Highlights

	Period Ended June 30, 2024 (Unaudited)	Year Ended December 31,			Period Ended December 31, 2020(a)
		2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$28.86	$24.77	$32.21	$26.92	$25.00
INVESTMENT OPERATIONS:
Net investment income (loss)(b)(c)	0.10	0.26	0.02	(0.08)	(0.01)
Net realized and unrealized gain (loss) on investments(j)	3.55	3.88	(7.13)	6.07	2.41
Total from investment operations	3.65	4.14	(7.11)	5.99	2.40
LESS DISTRIBUTIONS FROM:
From net investment income	—	(0.05)	—	—	(0.27)
From net realized gains	—	—	(0.33)	(0.71)	(0.21)
Total distributions	—	(0.05)	(0.33)	(0.71)	(0.48)
ETF transaction fees per share (See Note 8)	0.00(d)	0.00(d)	0.00(d)	0.01	—
Net asset value, end of period	$32.51	$28.86	$24.77	$32.21	$26.92
Total return(e)	12.62%	16.73%	−22.09%	22.25%	9.65%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$133,274	$120,505	$169,075	$342,181	$36,343
Ratio of expenses to average net assets(f)(g)(i)	1.32%	1.41%	1.18%	1.13%	1.13%
Ratio of net investment income (loss) to average net assets(c)(f)(g)	0.64%	0.98%	0.08%	−0.27%	−0.11%
Portfolio turnover rate(e)(h)	0%	0%	0%	132%	132%

(a)	Inception date of the Fund was September 29, 2020.
(b)	Net investment income per share has been calculated based on average shares outstanding during the year.
(c)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(h)	Portfolio turnover rate excludes in-kind transactions.
(i)	Includes broker interest expense of 0.12%, 0.31%, 0.08%, 0.03% and 0.03%, respectively.
(j)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

13

LHA Market StateTM Tactical Q ETF
Financial Highlights

	Period Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Period Ended December 31, 2022(a)
PER SHARE DATA:
Net asset value, beginning of period	$28.28	$19.96	$25.00
INVESTMENT OPERATIONS:
Net investment income (loss)(b)(c)	0.24	0.43	(0.03)
Net realized and unrealized gain (loss) on investments(j)	3.97	8.11	(5.01)
Total from investment operations	4.21	8.54	(5.04)
LESS DISTRIBUTIONS FROM:
From net investment income	—	(0.22)	—
Total distributions	—	(0.22)	—
ETF transaction fees per share (See Note 8)	0.00(d)	0.00(d)	0.00(d)
Net asset value, end of period	$32.49	$28.28	$19.96
Total return(e)	14.87%	42.82%	-20.17%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$16,244	$12,020	$3,493
Ratio of expenses to average net assets(f)(g)(i)	1.43%	1.48%	1.38%
Ratio of net investment income (loss) to average net assets(c)(f)(g)	1.63%	1.72%	(0.16)%
Portfolio turnover rate(e)(h)	0%	40%	138%

(a)	Inception date of the Fund was March 14, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the year.
(c)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(h)	Portfolio turnover rate excludes in-kind transactions.
(i)	Includes broker interest expense of 0.33%, 0.38% and 0.28%, respectively.
(j)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

14

LHA Risk-Managed Income ETF
Financial Highlights

	Period Ended June 30, 2024 (Unaudited)	Period Ended December 31, 2023(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.09	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)(c)	0.75	0.97
Net realized and unrealized gain (loss) on investments(h)	(0.13)	0.05
Total from investment operations	0.62	1.02
LESS DISTRIBUTIONS FROM:
From net investment income	(0.72)	(0.92)
Return of capital	—	(0.01)
Total distributions	(0.72)	(0.93)
Net asset value, end of period	$24.99	$25.09
Total return(d)	2.52%	4.14%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$31,236	$31,987
Ratio of expenses to average net assets(e)(f)	1.10%	1.10%
Ratio of net investment income to average net assets(c)(e)(f)	5.99%	6.88%
Portfolio turnover rate(d)(g)	0%	44%

(a)	Inception date of the Fund was June 8, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(g)	Portfolio turnover rate excludes in-kind transactions.
(h)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

15

LHA Market StateTM Shares
Notes to Financial Statements
June 30, 2024 (Unaudited)
NOTE 1 – ORGANIZATION
LHA Market StateTM Tactical Q ETF is a non-diversified series and LHA Market StateTM Alpha Seeker ETF, LHA Market StateTM Tactical Beta ETF and LHA Risk-Managed Income ETF are diversified series (individually each a “Fund” or collectively the “Funds”) of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). LHA Market StateTM Alpha Seeker ETF is an actively-managed exchange-traded fund (“ETF”) that seeks to provide positive returns across multiple market cycles that are generally not correlated to the U.S. equity or fixed income markets by investing long or short in instruments linked directly or indirectly to the performance and/or volatility of the S&P 500® Index based on statistical analysis that seeks to estimate the direction of the U.S. equity market. LHA Market StateTM Tactical Beta is an actively-managed ETF and seeks long-term out-performance relative to the large-capitalization U.S. equity market by investing long or short in instruments linked directly or indirectly to the performance and/or volatility of the S&P 500® Index based on statistical analysis that seeks to estimate the direction of the S&P 500® Index. LHA Market StateTM Tactical Q ETF is an actively-managed ETF that seeks long-term out-performance relative to the large-capitalization U.S. growth equity market by investing in equity instruments linked directly or indirectly to the performance of U.S.-listed, large capitalization, growth-oriented companies. LHA Risk-Managed Income ETF is an actively-managed ETF that seeks current income and capital preservation.

Fund	Date of Commencement
LHA Market StateTM Alpha Seeker ETF	May 13, 2020
LHA Market StateTM Tactical Beta ETF	September 29, 2020
LHA Market StateTM Tactical Q ETF	March 14, 2022
LHA Risk-Managed Income ETF	June 8, 2023

The end of the reporting period for the Funds is June 30, 2024, and the period covered by these Notes to Financial Statements is the six-month period from January 1, 2024 through June 30, 2024 (the “current fiscal period”).
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services - Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange-traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global MarketTM, Nasdaq Global Select MarketTM, and the Nasdaq Capital Market ExchangeTM (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Futures contracts will be valued at the settlement price from the exchange on which they are traded.
Exchange traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest asked price across the exchanges where the option is principally traded. On the last trading day prior to expiration, expiring options will be priced at intrinsic value.

16

LHA Market StateTM Shares
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.
Debt securities, including short-term debt instruments having a maturity of less than 60 days, are valued in accordance with prices provided by a pricing service. Pricing services may use various valuation methodologies such as the mean between the bid and asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.
Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of their shares to differ significantly from NAV that would be calculated without regard to such considerations.
As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:
Level 1 –
Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:
LHA Market StateTM Alpha Seeker ETF

Assets^	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$3,002,495	$—	$ —	$3,002,495
Money Market Funds	4,645,882	—	—	4,645,882
U.S. Treasury Bills	—	12,339,355	—	12,339,355
Total Investments in Securities	$7,648,377	$12,339,355	$—	$19,987,732

^	See Schedule of Investments for further disaggregation of investment categories.

17

LHA Market StateTM Shares
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)

Other Financial Instruments (a)	Level 1	Level 2	Level 3	Total
Futures Contracts	$28,327	$ —	$ —	$28,327

(a)
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts which are reflected at the unrealized appreciation (depreciation) on the instrument.

LHA Market StateTM Tactical Beta ETF

Assets^	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$112,523,471	$—	$ —	$112,523,471
Money Market Funds	2,848,078	—	—	2,848,078
U.S. Treasury Bills	—	17,781,701	—	17,781,701
Total Investments in Securities	$115,371,549	$17,781,701	$—	$133,153,250

^	See Schedule of Investments for further disaggregation of investment categories.

Other Financial Instruments(a)	Level 1	Level 2	Level 3	Total
Futures Contracts	$93,906	$ —	$ —	$93,906

(a)
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts which are reflected at the unrealized appreciation (depreciation) on the instrument.

LHA Market StateTM Tactical Q ETF

Assets^	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$8,370,531	$—	$ —	$8,370,531
Money Market Funds	2,906,280	—	—	2,906,280
U.S. Treasury Bills	—	5,055,113	—	5,055,113
Total Investments in Securities	$11,276,811	$5,055,113	$—	$16,331,924

^	See Schedule of Investments for further disaggregation of investment categories.

Other Financial Instruments(a)	Level 1	Level 2	Level 3	Total
Futures Contracts	$(9,721)	$ —	$ —	$(9,721)

(a)
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts which are reflected at the unrealized appreciation (depreciation) on the instrument.

LHA Risk-Managed Income ETF

Assets^	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$30,936,659	$ —	$ —	$30,936,659
Money Market Funds	325,902	—	—	325,902
Total Investments in Securities	$31,262,561	$—	$—	$31,262,561

^	See Schedule of Investments for further disaggregation of investment categories.
B.
Federal Income Taxes. The Funds’ policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and various state and local tax returns.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Funds’ uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will

18

LHA Market StateTM Shares
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.
C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized from sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at fair value of the security received. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized using the effective yield method.

D.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid at least on an annual basis. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

F.
Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Funds, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to each Fund’s NAV per share.

G.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. These differences are primarily due to differing book and tax treatments for in-kind transactions. For the fiscal year ended December 31, 2023, the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Losses)	Paid-In Capital
LHA Market StateTM Alpha Seeker ETF	$(7,856)	$7,856
LHA Market StateTM Tactical Beta ETF	772,101	(772,101)
LHA Market StateTM Tactical Q ETF	—	—
LHA Risk-Managed Income ETF	—	—

H.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Funds’ financial statements.

19

LHA Market StateTM Shares
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
NOTE 3 – ADDITIONAL DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS
Futures Contracts. LHA Market StateTM Alpha Seeker ETF, LHA Market StateTM Tactical Beta ETF and LHA Market StateTM Tactical Q ETF may invest in futures contracts to hedge or manage risks associated with the Fund’s investments in securities or to gain exposure to certain asset classes or markets. Each Fund may purchase or sell futures contracts only if the Fund’s liabilities for the futures position are “covered” by an offsetting position in a futures contract or by the Fund segregating liquid assets equal to the Fund’s liabilities on the futures contract. Upon entering into a financial futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Funds on an as needed basis. The Funds record an unrealized gain or loss by marking each futures contract to market. A realized gain or loss is recorded when the contract is closed. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying assets. Futures contracts may have off-balance sheet risk. Off-balance sheet risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Schedules of Open Futures Contracts.
Positions in futures contracts may be closed out only on an exchange that provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, the Funds may be required to make cash payments to maintain the required margin. In such situations, if a Fund had insufficient cash, it might have to sell portfolio securities to meet margin requirements at a time when it would be disadvantageous to do so. In addition, the Fund might be required to make delivery of the underlying instruments of futures contracts it holds. The inability to close positions in futures could also have an adverse impact on the Funds’ ability to hedge or manage risks effectively. Cash collateral held by the Funds is presented on the Statements of Assets and Liabilities under segregated cash at broker for futures and options, if any.
Options Contracts. LHA Market StateTM Alpha Seeker ETF, LHA Market StateTM Tactical Beta ETF and LHA Market StateTM Tactical Q ETF may also purchase put or call options (or options spreads) on the VIX Index, the S&P 500, Nasdaq 100 or in ETNs or ETFs that seek exposure to short-term VIX Index futures contracts.
Purchasing a call option gives the buyer the right to purchase shares of the reference asset at a specified price (“strike price”) until a specified date (“expiration date”) (American-style options) or at the expiration date (European-style options). The buyer of the call option pays an amount (premium) for buying the option. In the event the reference asset appreciates above the strike price, the buyer can exercise the option and receive the reference asset (for American-style options) or receive the difference between the value of the reference asset and the strike price (for European-style options) (which gain is offset by the premium initially paid), and in the event the reference asset declines in value, the call option may end up worthless and the Funds’ loss is limited to the amount of premium it paid. The Funds’ investments in call options and put options on the S&P 500, Nasdaq 100 or the VIX Index are generally expected to be European-style options.
Purchasing a put option gives the buyer the right to sell shares of a reference asset at a strike price until the expiration date (American-style options) or at the expiration date (European-style options). The buyer of the put option pays an amount (premium) for buying the option. In the event the reference asset declines in value below the strike price and a Fund exercises its put option, the Fund will be entitled to deliver the reference asset (for American-style options) or receive the difference between the strike price and the value of the reference asset (for European-style options) (which gain is offset by the premium originally paid by the Fund), and in the event the reference asset closes above the strike price as of the expiration date, the put option may end up worthless and the Fund’s loss is limited to the amount of premium it paid.
A call spread entails the purchase of a call option and the sale of a call option on the same reference asset with the same expiration date but a higher strike price. A put spread entails the purchase of a put option and the sale of a put option on the same reference asset with the same expiration date but a lower strike price. The premium received from the sale of the call or put options is generally expected to offset the cost to the Fund of the purchased options in exchange for limiting the maximum return from such options.

20

LHA Market StateTM Shares
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
LHA Market StateTM Alpha Seeker ETF, LHA Market StateTM Tactical Beta ETF and LHA Market StateTM Tactical Q ETF may also write options. A written (sold) call option gives the seller the obligation to sell shares of the underlying asset at a specified prince (“strike price”) at a specified date (“expiration date”). The writer (seller) of the call option receives an amount (premium) for writing (selling) the option. In the event the underlying asset appreciates above the strike price as of the expiration date, the writer (seller) of the call option will have to pay the difference between the value of the underlying asset and the strike price (which loss is offset by the premium initially received), and in the event the underlying asset declines in value, the call option may end up worthless and the writer (seller) of the call option retains the premium.
A written (sold) put option gives the seller the obligation to buy shares of the underlying asset at a specified price (“strike price”) at a specified date (“expiration date”). The writer (seller) of the put option receives an amount (premium) for writing (selling) the option. In the event the underlying asset depreciates below the strike price as of the expiration date, the writer (seller) of the put option pays the difference between the value of the underlying asset and the strike price (which loss is offset by the premium initially received), and in the event the underlying asset appreciates in value, the put option may end up worthless and the writer (seller) of the call option retains the premium.
When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current fair value of the options written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have realized a gain or loss. The Funds, as a writer of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.
For financial statement purposes, cash held at or due to the broker for futures and options is included in the Statements of Assets and Liabilities as deposits at broker for futures and options or payable to broker for futures and options. Broker interest paid by the Funds, if any, is included as broker interest expense in the Statements of Operations. As collateral for written options, the Funds maintain segregated assets consisting of cash, cash equivalents, or liquid securities (e.g. Permissible Assets). Segregated cash, if any, is included as segregated cash at broker for futures and options in the Statements of Assets and Liabilities. The Advisor may earmark or instruct the Funds’ custodian to segregate Permissible Assets in an amount at least equal to the market value, calculated on a daily basis, of the written options. Alternatively, a written call option contract can be “covered” through (a) ownership of the underlying instruments or (b) ownership of an option on such instruments at an exercise price equal to or lower than the exercise price of the short option, and a written put option contract can be “covered” (a) through ownership of a put option with an exercise price at least equal to the Funds’ delivery or purchase obligation or (b) through selling short the underlying instrument at a price at least equal to the Funds’ purchase obligation.
The effect of derivative instruments on the Statements of Assets and Liabilities as of the end of the current fiscal period was as follows:

Fund	Derivatives Not Accounted For as Hedging Instruments	Statement of Assets and Liabilities Location	Value
		Asset Derivatives
LHA Market StateTM Alpha Seeker ETF	Equity Contracts - Futures	Unrealized appreciation on open futures contracts	$28,327
LHA Market StateTM Tactical Beta ETF	Equity Contracts - Futures	Unrealized appreciation on open futures contracts	93,906
		Liability Derivatives
LHA Market StateTM Tactical Q ETF	Equity Contracts - Futures	Unrealized depreciation on open futures contracts	9,721

21

LHA Market StateTM Shares
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
The effect of derivative instruments on the Statements of Operations for the current fiscal period was as follows:

Fund	Derivatives Not Accounted For as Hedging Instruments	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
LHA Market StateTM Alpha Seeker ETF	Equity Contracts - Futures	$367,973	$28,327
LHA Market StateTM Alpha Seeker ETF	Equity Contracts - Purchased Options	(414,606)*	6,561**
LHA Market StateTM Alpha Seeker ETF	Equity Contracts - Written Options	70,627	—
LHA Market StateTM Tactical Beta ETF	Equity Contracts - Futures	1,236,536	(747,700)
LHA Market StateTM Tactical Beta ETF	Equity Contracts - Written Options	194,663	—
LHA Market StateTM Tactical Q ETF	Equity Contracts - Futures	917,446	(198,640)
LHA Market StateTM Tactical Q ETF	Equity Contracts - Written Options	579	—

*	Included in net realized gain (loss) on investments as reported on the Statement of Operations.
**	Included in net change in unrealized appreciation (depreciation) on investments as reported in the Statements of Operations.
The average monthly values of outstanding purchased and written options during the current fiscal period were as follows:

	Purchased Options	Written Options
LHA Market StateTM Alpha Seeker ETF	$2,700	$ —
LHA Market StateTM Tactical Beta ETF	—	—
LHA Market StateTM Tactical Q ETF	—	—

The average monthly notional amount of short and long futures during the current fiscal period were as follows:

	Long Futures	Short Futures
LHA Market StateTM Alpha Seeker ETF	$3,071,150	$ —
LHA Market StateTM Tactical Beta ETF	23,822,127	—
LHA Market StateTM Tactical Q ETF	6,443,232	—

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
Little Harbor Advisors, LLC (“the Adviser”), serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with each Fund’s respective sub-adviser, if any: transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Grimes & Company, Inc serves as the sub-adviser for LHA Risk-Managed Income ETF.

22

LHA Market StateTM Shares
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For the services it provides to the Funds, the Funds each pay the Adviser a unified management fee, which is calculated daily and paid monthly, at an annual rate of 1.10% of each Fund’s average daily net assets. The Adviser is responsible for paying the sub-adviser.
U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board and monitors the activities of the Funds’ Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.
All officers of the Trust are affiliated with the Administrator and Custodian.
NOTE 5 – PURCHASES AND SALES OF SECURITIES
During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
LHA Market StateTM Alpha Seeker ETF	$8,822,362	$10,712,580
LHA Market StateTM Tactical Beta ETF	—	—
LHA Market StateTM Tactical Q ETF	896,399	—
LHA Risk-Managed Income ETF	—	—

During the current fiscal period, there were no purchases or sales of long-term U.S. Government securities by the Funds. LHA Market StateTM Alpha Seeker ETF, LHA Market StateTM Tactical Beta ETF and LHA Market StateTM Tactical Q ETF held U.S. Treasury Bills during the current fiscal period which are considered short-term securities.
During the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

	In-Kind Purchases	In-Kind Sales
LHA Market StateTM Alpha Seeker ETF	$—	$—
LHA Market StateTM Tactical Beta ETF	3,236,839	1,323,066
LHA Market StateTM Tactical Q ETF	1,131,352	343,227
LHA Risk-Managed Income ETF	—	622,930

NOTE 6 – INCOME TAX INFORMATION
The amount and character of tax basis distributions and composition of net assets, including distributable earnings (accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the current fiscal period.

23

LHA Market StateTM Shares
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
The components of distributable earnings/(accumulated losses) and cost basis of investments for federal income tax purposes as of December 31, 2023 in the Funds, were as follows:

	LHA Market StateTM Alpha Seeker ETF	LHA Market StateTM Tactical Beta ETF	LHA Market StateTM Tactical Q ETF	LHA Risk- Managed Income ETF
Tax cost of investments	$24,751,850	$117,360,043	$11,214,908	$31,680,015
Gross tax unrealized appreciation	$422,482	$3,660,703	$938,360	$326,971
Gross tax unrealized depreciation	(35,813)	—	(120,391)	(9,824)
Net tax unrealized appreciation (depreciation)	386,669	3,660,703	817,969	317,147
Undistributed ordinary income	109,154	1,354,754	4,379	—
Undistributed long-term gain	—	—	—	—
Other accumulated gain (loss)	(3,479,715)	(38,722,446)*	(153,346)	(244,394)
Distributable earnings (accumulated losses)	$(2,983,892)	$(33,706,989)	$669,002	$72,753

*	Includes straddle loss deferral of $2,744,071.
The difference between book and tax-basis cost is attributable to wash sales and Section 1256 mark-to-market on purchased options.
At December 31, 2023, the Funds deferred, on a tax basis, no post-October capital losses or late-year ordinary losses.
As of December 31, 2023, the Funds had the following capital loss carryforwards with no expiration:

	Short-Term	Long-Term
LHA Market StateTM Alpha Seeker ETF	$2,563,481	$916,234
LHA Market StateTM Tactical Beta ETF	13,693,581	22,284,794
LHA Market StateTM Tactical Q ETF	153,346	—
LHA Risk-Managed Income ETF	244,394	—

During the year ended December 31, 2023, the Funds utilized the following capital loss carryforward that was available as of December 31, 2022:

	Short-Term	Long-Term
LHA Market StateTM Alpha Seeker ETF	$—	$—
LHA Market StateTM Tactical Beta ETF	—	—
LHA Market StateTM Tactical Q ETF	411,824	469,616
LHA Risk-Managed Income ETF	N/A	N/A

The tax character of distributions paid by the Funds during the fiscal year ended December 31, 2023 and December 31, 2022, were as follows:

	Year Ended December 31, 2023		Year Ended December 31, 2022
	Ordinary Income	Return of Capital	Ordinary Income	Long-Term Capital Gain
LHA Market StateTM Alpha Seeker ETF	$939,276	$—	$48,910	$—
LHA Market StateTM Tactical Beta ETF	200,169	—	2,503,820	—
LHA Market StateTM Tactical Q ETF	91,890	—	—	—
LHA Risk-Managed Income ETF	1,169,117	14,717	N/A	N/A

24

LHA Market StateTM Shares
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
NOTE 7 – SHARE TRANSACTIONS
Shares of the Funds are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
The Funds currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the creation or redemption of Creation Units. The standard fixed creation and redemption transaction fee for the Funds are $300 payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Funds, if any, are displayed in the Capital Transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.
NOTE 8 – PRINCIPAL RISKS
Investment Company Risk. The risks of investing in investment companies, such as the Underlying ETFs, typically reflect the risks of the types of instruments in which the investment companies invest. By investing in another investment company, the Funds become a shareholder of that investment company and bear their proportionate share of the fees and expenses of the other investment company. The Funds may be subject to statutory limits with respect to the amount they can invest in other ETFs, which may adversely affect the Funds’ ability to achieve their investment objective. Investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their NAV; (ii) an active trading market for an ETF’s shares may not develop or be maintained; and (iii) trading of an ETF’s shares may be halted for a number of reasons.

25

LHA Market StateTM Shares
Approval of Advisory Agreement & Board Considerations (Unaudited)
Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on April 10-11, 2024 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) approved the continuance of the Investment Advisory Agreement (the “Advisory Agreement”) between Little Harbor Advisors, LLC (the “Adviser”) and the Trust, on behalf of the LHA Market State Alpha Seeker ETF, LHA Market State Tactical Beta ETF, and LHA Market State Tactical Q ETF (each, a “Fund” and, collectively, the “Funds”).
Prior to the Meeting, the Board, including the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials (the “Materials”), including information from the Adviser regarding, among other things: (i) the nature, extent, and quality of the services provided to the Funds by the Adviser; (ii) the historical performance of the Funds; (iii) the cost of the services provided and the profits realized by the Adviser or its affiliates from services rendered to each Fund; (iv) comparative performance, fee, and expense data for the Funds and other investment companies with similar investment objectives, including a report prepared by Barrington Partners, an independent third party, that compares each Fund’s investment performance, fees, and expenses to relevant market benchmarks and peer groups (the “Barrington Report”); (v) the extent to which any economies of scale realized by the Adviser in connection with its services to each Fund are shared with Fund shareholders; (vi) any other financial benefits to the Adviser and its affiliates resulting from services rendered to the Fund; and (vii) other factors the Board deemed to be relevant.
The Board also considered that the Adviser, along with other service providers of the Funds, had provided written and oral updates on the firm over the course of the year with respect to its role as investment adviser to the Funds, and the Board considered that information alongside the Materials in its consideration of whether the Advisory Agreement should be continued. Additionally, Adviser representatives provided an oral overview of each Fund’s strategy, the services provided to each Fund by the Adviser, and additional information about the Adviser’s personnel and business operations. The Board then discussed the Materials and the Adviser’s oral presentation, as well as any other relevant information received by the Board at the Meeting and at prior meetings, and deliberated, in light of this information, on the approval of the continuation of the Advisory Agreement.
Approval of the Continuation of the Advisory Agreement with the Adviser
Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser had provided and would continue to provide investment management services to the Funds. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance program and past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the Adviser’s compliance program. The Board also considered its previous experience with the Adviser providing investment management services to the Funds. The Board noted that it had received a copy of the Adviser’s registration form and financial statements, as well as the Adviser’s response to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, the background and experience of the firm’s key personnel, and the firm’s compliance policies, marketing practices, and brokerage information.
The Board also considered other services provided by the Adviser to the Funds, including monitoring each Fund’s adherence to its investment restrictions and compliance with the Funds’ policies and procedures and applicable securities regulations, as well as monitoring the extent to which each Fund achieves its investment objective as an actively managed fund.
Historical Performance. The Trustees next considered each Fund’s performance. The Board observed that additional information regarding each Fund’s past investment performance, for periods ended December 31, 2023, had been included in the Materials, including the Barrington Report, which compared the performance results of each Fund with the returns of a group of ETFs selected by Barrington Partners as most comparable (each, a “Peer Group”) as well as with funds in the Fund’s Morningstar category (each, a “Category Peer Group”). Additionally, at the Board’s request, the Adviser identified the funds the Adviser considered to be each Fund’s most direct competitors (each, a “Selected Peer Group”) and provided the Selected Peer Group’s performance results. The funds included by the Adviser in each Selected Peer Group include funds that, based on a combination of quantitative and qualitative considerations made by the Adviser, have similar investment objectives and/or principal investment strategies as the relevant Fund.
LHA Market State Alpha Seeker ETF: The Board noted that the Fund significantly underperformed its broad-based benchmark, the S&P 500® Index, for the one-year, three-year, and since inception periods. The S&P 500 provides an

26

LHA Market StateTM Shares
Approval of Advisory Agreement & Board Considerations (Unaudited)(Continued)
indication of the performance of the large-cap U.S. equity market. In comparing the Fund’s performance to that of the benchmark, the Board noted that the Fund, unlike its benchmark, seeks to provide positive returns across multiple market cycles that are generally not correlated to the U.S. equity or fixed income markets by investing long or short in instruments linked directly or indirectly to the S&P 500 and/or the Cboe Volatility Index® (the “VIX Index”), including options and futures contracts.
The Board then noted that, for the one- and three-year periods ended December 31, 2023, the Fund underperformed the median return of its Peer Group and its Category Peer Group, which is comprised of funds in the Morningstar U.S. Fund Long-Short Equity category. The Board took into consideration that the Fund employs a tactical investment strategy; whereas, the ETFs that comprise the Peer Group employ long/short strategies, noting that the Peer Group funds, like the Fund, may change their investment exposures frequently and significantly. The Board also noted that the Fund generally performed within the range of funds in the Selected Peer Group for the one- and three-year periods ended December 31, 2023. The Board considered that the funds included in the Selected Peer Group were described by the Adviser as actively managed ETFs that apply tactical, alternative, long/short, and/or hedging strategies.
LHA Market State Tactical Beta ETF: The Board noted that the Fund underperformed its broad-based benchmark, the S&P 500, for each of the one-year, three-year, and since inception periods. The S&P 500 provides an indication of the performance of the large-cap U.S. equity market. In comparing the Fund’s performance to that of the benchmark, the Board noted that the Fund, unlike its benchmark, seeks long-term out-performance relative to the large-cap U.S. equity market by investing in instruments linked directly or indirectly to the performance and/or volatility of the S&P 500, including ETFs with long exposure to the S&P 500, U.S. Treasury securities, or instruments linked to the VIX Index, as well as options and futures contracts on the S&P 500 and the VIX Index.
The Board then noted that, for the one- and three-year periods ended December 31, 2023, the Fund underperformed the median return of its Peer Group and its Category Peer Group, which is comprised of funds in the Morningstar U.S. Fund Options Trading category. The Board took into consideration that the Fund employs a tactical investment strategy; whereas, the ETFs that comprise the Peer Group employ options trading strategies, including managed risk and buffer protect strategies. The Board also noted that the Fund generally performed within the range of funds in the Selected Peer Group for the one- and three-year periods ended December 31, 2023. The Board considered that nearly all of the funds included in the Selected Peer Group were actively managed ETFs described by the Adviser as applying alternative, enhanced dividend, risk-managed income, long/short, and/or hedging strategies.
LHA Market State Tactical Q ETF: The Board noted that the Fund underperformed its broad-based benchmark, the Nasdaq-100® Index, for the one-year and since inception period. The Nasdaq-100 provides an indication of the performance of the 100 largest, most actively traded, non-financial equity securities listed on the Nasdaq stock exchange. In comparing the Fund’s performance to that of the benchmark, the Board noted that the Fund, unlike its benchmark, seeks long-term out-performance relative to the large-cap U.S. growth equity market by investing in equity instruments linked directly or indirectly to the performance of U.S.-listed, large-cap, growth-oriented companies, including ETFs that provide long or short exposure to growth equities, U.S. Treasury securities, or instruments linked to the VIX Index, as well as options and futures contracts on equities or the VIX Index.
The Board then noted that, for the one-year period ended December 31, 2023, the Fund significantly outperformed the median return of its Peer Group and its Category Peer Group, which is comprised of funds in the Morningstar U.S. Fund Options Trading category. The Board took into consideration that the Fund employs a tactical investment strategy; whereas, the ETFs that comprise the Peer Group employ options trading strategies, including managed risk and buffer protect strategies. The Board also noted that the Fund outperformed all funds in the Selected Peer Group for the one-year period ended December 31, 2023. The Board considered that nearly all of the funds included in the Selected Peer Group were actively managed ETFs described by the Adviser as applying alternative, enhanced dividend, buffer protect, risk-managed income, long/short, and/or options strategies. The Board also noted that the Fund commenced operations on March 14, 2022, less than two years prior to December 31, 2023, which was a relatively short period of time over which to evaluate the Fund’s performance and draw meaningful conclusions about its management.
Cost of Services Provided and Economies of Scale. The Board then reviewed each Fund’s fees and expenses. The Board took into consideration that the Adviser had charged, and would continue to charge, a “unified fee,” meaning each Fund pays no expenses other than the advisory fee and, if applicable, certain other costs such as interest, brokerage,

27

LHA Market StateTM Shares
Approval of Advisory Agreement & Board Considerations (Unaudited)(Continued)
acquired fund fees and expenses, extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser had been and would continue to be responsible for compensating the Trust’s other service providers and paying the Funds’ other expenses out of its own fee and resources. The Board then compared the net expense ratios of each Fund with those of the funds in its Peer Group and Category Peer Group, as shown in the Barrington Report, and its Selected Peer Group.
LHA Market State Alpha Seeker ETF: The Board noted that the Fund’s net expense ratio was slightly higher than the median net expense ratio of the funds in its Peer Group and lower than the median net expense ratio of the funds in its Category Peer Group.
LHA Market State Tactical Beta ETF: The Board noted that the Fund’s net expense ratio was the highest net expense ratio among the funds in its Peer Group and higher than the median net expense ratio of the funds in its Category Peer Group.
LHA Market State Tactical Q ETF: The Board noted that the Fund’s net expense ratio was the highest net expense ratio among the funds in its Peer Group and higher than the median net expense ratio of the funds in its Category Peer Group.
In addition, the Board noted that each Fund’s net expense ratio was within the range of net expense ratios of funds in its Selected Peer Group.
The Board then considered the Adviser’s financial resources and information regarding the Adviser’s ability to support its management of the Funds and obligations under the unified fee arrangement, noting that the Adviser had provided its financial statements for the Board’s review. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Funds, taking into account an analysis of the Adviser’s profitability with respect to each Fund at various actual and projected Fund asset levels.
The Board also considered each Fund’s expenses as well as the structure of its advisory fee with respect to potential economies of scale. The Board noted that the advisory fee structure did not contain any breakpoint reductions as Fund assets grow but considered that each Fund’s fee structure is a unified fee. The Board concluded that the current fee structure for each Fund reflects a sharing of economies of scale between the Adviser and the Fund at current asset levels. The Board also noted its intention to monitor fees as the Funds grow in size and assess whether advisory fee breakpoints may be warranted in the future.
Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to each Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the continuation of the Advisory Agreement was in the best interests of each Fund and its shareholders.

28

LHA Market StateTM Shares
Federal Tax Information (Unaudited)
QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION
For the fiscal period ended December 31, 2023, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

LHA Market StateTM Alpha Seeker ETF	0.00%
LHA Market StateTM Tactical Beta ETF	100.00%
LHA Market StateTM Tactical Q ETF	24.27%
LHA Risk-Managed Income ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividend received deduction for the period ended December 31, 2023 was as follows:

LHA Market StateTM Alpha Seeker ETF	0.00%
LHA Market StateTM Tactical Beta ETF	100.00%
LHA Market StateTM Tactical Q ETF	0.00%
LHA Risk-Managed Income ETF	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund was as follows:

LHA Market StateTM Alpha Seeker ETF	0.00%
LHA Market StateTM Tactical Beta ETF	0.00%
LHA Market StateTM Tactical Q ETF	0.00%
LHA Risk-Managed Income ETF	0.00%

29

LHA Market StateTM Shares
INFORMATION ABOUT PORTFOLIO HOLDINGS (Unaudited)
The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov. Each Fund’s portfolio holdings are posted on their website at www.lhafunds.com.

30

LHA Market StateTM Shares
INFORMATION ABOUT PROXY VOTING (Unaudited)
A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the SAI. The SAI is available without charge, upon request, by calling toll-free at
(800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.lhafunds.com.
When available, information regarding how the Funds voted proxies relating to portfolio securities during the twelve-months ending June 30 will be (1) available by calling toll-free at (800) 617-0004 and (2) the SEC’s website at www.sec.gov.

31

LHA Market StateTM Shares
FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (Unaudited)
Information regarding how often shares of the Funds trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the daily net asset value (NAV) is available, without charge, on the Funds’ website at www.lhafunds.com.

32

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All fund expenses, including Trustee compensation is paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5)	Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	9/06/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	9/06/2024

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	9/06/2024

* Print the name and title of each signing officer under his or her signature.